Annual Total Returns[BarChart] - Goldman Sachs ActiveBeta_R Japan Equity ETF - Goldman Sachs ActiveBeta_R Japan Equity ETF	2017	2018	2019	2020
Total	24.52%	(10.52%)	18.28%	12.53%